RISKS	12 Months Ended
Jun. 30, 2024
RISKS
RISKS

NOTE 3 -             RISKS

(a)	Credit risk

Credit risk is one of the most significant risks for the Company’s business. Credit risk exposure arises principally in investments in direct financing leases.

The Company identifies credit risk collectively based on industry, geography and customer type. This information is monitored regularly by management.

Further quantitative disclosures in respect of the Company’s exposure to credit risk arising from its investments in direct financing leases are set out in Note 4.

The Company’s asset management products are managed by banks and financial institutions and invested in fixed-income financial products that are permitted by the China Securities Regulatory Commission (“SRC”), such as government bonds, corporate bonds and central bank notes. Management does not foresee any significant credit risks from these assets and does not expect that these banks or financial institutions may default and cause losses to the Company.

PRC state-owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those banks faces a material credit crisis. Meanwhile, China does not have an official deposit insurance program, nor does it have an agency similar to what was the Federal Deposit Insurance Corporation (FDIC) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full. As of June 30, 2023 and 2024, the Company held cash and restricted cash was all Nil, that was not insured by any governmental authority. To limit exposure to credit risk relating to deposits, the Company primarily places cash deposits only with well-known financial institutions in the PRC. There has been no recent history of default in relation to these financial institutions.

(b)	Liquidity risk

The Company is also exposed to liquidity risk, which is the risk that it will be unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. The Company is also exposed to liquidity risk on its short-term investments, including the risks that the banks and financial institutions that manage the Company’s short-term investments will be unable to redeem such short-term investments at a price equal to principal and accrued and unpaid interest or, in extreme circumstances, such as significant redemptions or a deterioration of liquidity in the financial markets, may be unable to redeem them at all. As a result, the Company may not have access to the capital related to such short-term investments when needed. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company may turn to other financial institutions, and historically has occasionally take loans from its shareholders to obtain short-term funding to meet liquidity shortages.

(c)	Foreign currency risk

A majority of the Company’s operating activities and a significant portion of the Company’s assets and liabilities are denominated in the RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (the “PBOC”) or other authorized financial institutions at exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

NOTE 3 -             RISKS (CON’T)

(d)	Business and economic risks

The Company’s operations are carried out in the PRC through its direct and indirect WFOEs. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. The Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.